EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee expenses	$ 563,117	$ 532,957	$ 537,629
Wages and salaries	542,981	506,993	519,066
Severance indemnities	$ 20,136	$ 25,964	$ 18,563